Current and long-term debt - 2021 $43.6 million credit facility (Details)	1 Months Ended
	Nov. 30, 2021 USD ($) vessel	Dec. 31, 2021 USD ($)	Feb. 28, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 2,541,678,000		$ 2,415,326,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		3,145,623,000		3,070,271,000
2021 $43.6 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings		43,600,000
Borrowings instrument, term	5 years
Periodic borrowing payment amount	$ 1,100,000
Net debt to capitalization ratio	0.65
Consolidated tangible net worth	$ 1,500,000,000
Borrowings, restrictive covenant, minimum aggregate fair market value of vessels provided as collateral, percent	125.00%
2021 $43.6 Million Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		43,550,000		$ 0
2021 $43.6 Million Credit Facility | Consolidated Liquidity Requirement - Scenario One
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount	$ 25,000,000
2021 $43.6 Million Credit Facility | Consolidated Liquidity Requirement - Scenario Two
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel	500,000
Consolidated liquidity requirement per each chartered-in vessel	$ 250,000
2021 $43.6 Million Credit Facility | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	2.50%
2021 $43.6 Million Credit Facility | Annual Efficiency Ratio | Bottom of range
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	2.35%
2021 $43.6 Million Credit Facility | Annual Efficiency Ratio | Top of range
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	2.55%
2021 $43.6 Million Credit Facility | LR1
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel	2
ABN AMRO / K-Sure Credit Facility | 2021 $43.6 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 43,600,000	$ 43,600,000	$ 43,600,000
Repayments of non-current borrowings	$ 38,900,000